Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss for the year	$ (28,267)	$ (33,250)
Expected income tax recovery	(7,632)	(8,645)
Items not deductible for income tax purposes	(1,316)	3,612
Effect of change in deferred income tax rate		3,964
Effect of higher (lower) tax rate in foreign jurisdiction	2,021	(25)
Change in unrecognized deferred tax assets and other	$ 6,956	$ 1,094